BALANCE SHEET (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash	$ 68,966	$ 14,701
Investments held in trust	36,627,014	0
Prepaid expenses	30,810	2,700
Deferred offering costs	0	358,900
Fixed assets	2,294	2,983
Total assets	36,729,084	379,284
LIABILITIES AND SHAREHOLDERS' EQUITY (DEFICIT)
Accrued expenses	80,825	247,577
Due to related party	83,184	12,759
Deferred underwriters fees	1,022,833	0
Notes payable to stockholders	0	150,000
Total current liabilities	1,186,842	410,336
Ordinary shares, subject to possible redemption 3,031,969 shares at $10.02 per share	30,380,329	0
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary shares, $.001 par value Authorized 50,000,000 shares; 4,894,983 and 1,564,000 shares issued and outstanding, respectively	1,863	1,564
Additional paid-in capital	5,685,171	34,374
Deficit accumulated during the development stage	(525,121)	(66,990)
Total shareholders' equity (deficit)	5,161,913	(31,052)
Total liabilities & shareholders' equity (deficit)	$ 36,729,084	$ 379,284